UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2018

Semiannual Report

to Shareholders

Deutsche Small Cap Growth Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets

20	Financial Highlights
26	Notes to Financial Statements
37	Information About Your Fund’s Expenses
39	Advisory Agreement Board Considerations and Fee Evaluation
44	Account Management Resources
46	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Small Cap Growth Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Small Cap Growth Fund	3

Performance Summary	March 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	4.08%	14.26%	10.98%	8.87%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–1.91%	7.69%	9.67%	8.23%
Russell 2000® Growth Index†	6.99%	18.63%	12.90%	10.95%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	3.64%	13.34%	10.15%	8.05%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.65%	13.34%	10.15%	8.05%
Russell 2000® Growth Index†	6.99%	18.63%	12.90%	10.95%

Class R	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/18
No Sales Charges	3.90%	13.90%	10.69%	10.96%
Russell 2000® Growth Index†	6.99%	18.63%	12.90%	13.68%

Class R6		6-Month‡	1-Year	Life of Class**
Average Annual Total Returns as of 3/31/18
No Sales Charges		4.20%	14.52%	8.12%
Russell 2000® Growth Index†		6.99%	18.63%	10.94%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	4.17%	14.49%	11.25%	9.14%
Russell 2000® Growth Index†	6.99%	18.63%	12.90%	10.95%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	4.18%	14.50%	11.30%	9.23%
Russell 2000® Growth Index†	6.99%	18.63%	12.90%	10.95%

4	Deutsche Small Cap Growth Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2018 are 1.41%, 2.14%, 1.73%, 0.98%, 1.14% and 1.02% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Small Cap Growth Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R shares commenced operations on May 1, 2012.

**	Class R6 shares commenced operations on August 25, 2014.

†	The Russell 2000 Growth Index is an unmanaged, capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, NYSE Alternext US (formerly known as “AMEX”) and Nasdaq.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/18	$33.44	$28.30	$32.84	$33.77	$34.94	$35.39
9/30/17	$33.55	$28.72	$33.03	$33.82	$34.96	$35.39
Distribution Information as of 3/31/18
Capital Gain Distributions, Six Months	$1.46	$1.46	$1.46	$1.46	$1.46	$1.46

6	Deutsche Small Cap Growth Fund

Portfolio Management Team

Peter Barsa, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 1999.

–	Portfolio Manager and Equity Research Analyst for Small and Mid Cap Equities: New York.

–	Equity research analyst covering consumer discretionary and consumer staples and global small cap equity research generalist.

–	BS in Finance, Villanova University.

Michael A. Sesser, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2009.

–	Portfolio Manager and Equity Research Analyst: New York.

–	Previously, Business Intelligence Analyst, Corporate Executive Board (now owned by Gartner) from 2005–2007; Research Associate, Compass Lexecon (now owned by FTI Consulting) from 2003–2005.

–	BA in Ethics, Politics & Economics, Yale University; MBA (with distinction), Stephen M. Ross School of Business, University of Michigan.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/18	9/30/17
Common Stocks	98%	96%
Cash Equivalents	2%	4%
Convertible Preferred Stock	0%	0%
Exchange-Traded Fund	—	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/18	9/30/17
Information Technology	26%	25%
Health Care	21%	20%
Industrials	18%	17%
Consumer Discretionary	15%	18%
Financials	5%	5%
Materials	5%	6%
Energy	4%	2%
Consumer Staples	4%	4%
Real Estate	2%	3%
	100%	100%

Deutsche Small Cap Growth Fund	7

Ten Largest Equity Holdings at March 31, 2018 (16.7% of Net Assets)
1	Aspen Technology, Inc.	2.2%
	Provider of prepackaged software
2	CoStar Group, Inc.	2.1%
	Provider of building plan information
3	Rush Enterprises, Inc.	1.9%
	Retails new and used trucks
4	Proofpoint, Inc.	1.8%
	Provider of enterprise software solutions
5	Kennametal, Inc.	1.6%
	Manufacturers and distributes tools and tooling systems
6	Molina Healthcare, Inc.	1.5%
	Managed care company
7	Broadridge Financial Solutions, Inc.	1.4%
	Provides technology-based outsourcing solutions to the financial services industry
8	IPG Photonics Corp.	1.4%
	Designs, manufactures, and sells high performance fiber amplifiers
9	Belden, Inc.	1.4%
	Manufactures high speed electric cables
10	Ligand Pharmaceuticals, Inc.	1.4%
	Developer of drugs to regulate hormone activated receptors

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 44 for contact information.

8	Deutsche Small Cap Growth Fund

Investment Portfolio	as of March 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 14.3%
Auto Components 2.1%
Fox Factory Holding Corp.*	86,773	3,028,377
Gentherm, Inc.*	42,884	1,455,912
Tenneco, Inc.	83,499	4,581,590

		9,065,879
Diversified Consumer Services 2.6%
Bright Horizons Family Solutions, Inc.*	48,521	4,838,514
K12, Inc.*	231,292	3,279,721
ServiceMaster Global Holdings, Inc.*	62,993	3,203,194

		11,321,429
Hotels, Restaurants & Leisure 2.2%
Del Taco Restaurants, Inc.*	267,828	2,774,698
Hilton Grand Vacations, Inc.*	78,846	3,391,955
Jack in the Box, Inc.	38,892	3,318,654

		9,485,307
Household Durables 1.8%
Helen of Troy Ltd.*	48,876	4,252,212
iRobot Corp.* (a)	59,189	3,799,342

		8,051,554
Internet & Direct Marketing Retail 0.5%
Shutterfly, Inc.*	26,452	2,149,225
Media 1.8%
Cinemark Holdings, Inc.	76,316	2,874,824
Sinclair Broadcast Group, Inc. “A” (a)	158,121	4,949,187

		7,824,011
Specialty Retail 2.7%
Burlington Stores, Inc.*	31,182	4,151,883
The Children’s Place, Inc.	33,473	4,527,223
Ulta Salon, Cosmetics & Fragrance, Inc.*	15,153	3,095,304

		11,774,410
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	24,458	2,546,078

Consumer Staples 3.4%
Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	35,646	3,912,861

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Growth Fund	9

	Shares	Value ($)
Food Products 1.0%
Hain Celestial Group, Inc.*	84,390	2,706,387
SunOpta, Inc.* (a)	64,608	458,717
SunOpta, Inc.*	153,626	1,095,838

		4,260,942
Household Products 1.5%
Church & Dwight Co., Inc.	44,299	2,230,898
Spectrum Brands Holdings, Inc. (a)	43,726	4,534,386

		6,765,284

Energy 4.0%
Energy Equipment & Services 2.5%
Dril-Quip, Inc.*	95,869	4,294,931
Oil States International, Inc.*	137,377	3,599,278
SEACOR Marine Holdings, Inc.*	153,309	2,915,937

		10,810,146
Oil, Gas & Consumable Fuels 1.5%
Alta Mesa Resources, Inc.*	115,319	922,552
Matador Resources Co.*	195,847	5,857,784

		6,780,336

Financials 5.3%
Banks 2.1%
FCB Financial Holdings, Inc. “A”*	81,540	4,166,694
Pinnacle Financial Partners, Inc.	12,611	809,626
South State Corp.	37,253	3,177,681
TriState Capital Holdings, Inc.*	39,605	920,817

		9,074,818
Capital Markets 2.0%
Affiliated Managers Group, Inc.	15,215	2,884,460
Moelis & Co. “A”	116,145	5,905,973

		8,790,433
Insurance 1.2%
Progressive Corp.	82,539	5,029,101

Health Care 20.4%
Biotechnology 10.1%
Acceleron Pharma, Inc.*	92,578	3,619,800
Aimmune Therapeutics, Inc.*	105,833	3,368,664
Alkermes PLC*	43,229	2,505,553
Amicus Therapeutics, Inc.*	108,435	1,630,862
Arena Pharmaceuticals, Inc.*	44,221	1,746,730
BioMarin Pharmaceutical, Inc.*	50,016	4,054,797
Bluebird Bio, Inc.*	21,959	3,749,499

The accompanying notes are an integral part of the financial statements.

10	Deutsche Small Cap Growth Fund

	Shares	Value ($)
Clovis Oncology, Inc.*	53,672	2,833,882
Emergent BioSolutions, Inc.*	57,247	3,014,055
Heron Therapeutics, Inc.* (a)	151,068	4,169,477
Ligand Pharmaceuticals, Inc.*	36,768	6,072,603
Neurocrine Biosciences, Inc.*	31,623	2,622,495
Retrophin, Inc.*	207,176	4,632,455

		44,020,872
Health Care Equipment & Supplies 2.1%
Cardiovascular Systems, Inc.*	147,611	3,237,109
Integra LifeSciences Holdings Corp.*	64,822	3,587,250
Masimo Corp.*	25,798	2,268,934

		9,093,293
Health Care Providers & Services 5.1%
AMN Healthcare Services, Inc.*	60,001	3,405,057
BioScrip, Inc.*	911,191	2,241,530
Molina Healthcare, Inc.*	80,251	6,514,776
Providence Service Corp.*	71,410	4,937,287
RadNet, Inc.*	151,985	2,188,584
Tivity Health, Inc.*	77,157	3,059,275

		22,346,509
Health Care Technology 1.4%
athenahealth, Inc.*	17,885	2,558,092
HMS Holdings Corp.*	209,316	3,524,881

		6,082,973
Pharmaceuticals 1.7%
Avadel Pharmaceuticals PLC (ADR)* (a)	255,789	1,864,702
Nektar Therapeutics*	30,600	3,251,556
Pacira Pharmaceuticals, Inc.*	76,241	2,374,907

		7,491,165

Industrials 18.1%
Aerospace & Defense 2.2%
Ducommun, Inc.*	170,190	5,170,372
HEICO Corp.	48,736	4,230,772

		9,401,144
Airlines 0.4%
JetBlue Airways Corp.*	90,370	1,836,318
Building Products 0.6%
Masonite International Corp.*	42,616	2,614,492
Commercial Services & Supplies 3.7%
Advanced Disposal Services, Inc.*	203,442	4,532,688
MSA Safety, Inc.	27,007	2,248,063
The Brink’s Co.	62,740	4,476,499

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Growth Fund	11

	Shares	Value ($)
UniFirst Corp.	30,284	4,895,408

		16,152,658
Construction & Engineering 0.5%
MasTec, Inc.*	46,411	2,183,638
Electrical Equipment 1.4%
Allied Motion Technologies, Inc.	32,481	1,291,120
Thermon Group Holdings, Inc.*	214,716	4,811,785

		6,102,905
Machinery 6.8%
Hyster-Yale Materials Handling, Inc.	53,148	3,716,640
ITT, Inc.	91,614	4,487,254
Kennametal, Inc.	174,464	7,006,474
Kornit Digital Ltd.* (a)	136,559	1,761,611
REV Group, Inc.	106,225	2,205,231
Timken Co.	107,319	4,893,746
Welbilt, Inc.*	277,599	5,399,301

		29,470,257
Trading Companies & Distributors 2.5%
Rush Enterprises, Inc. “A”*	192,114	8,162,924
Titan Machinery, Inc.*	120,099	2,829,532

		10,992,456

Information Technology 25.9%
Communications Equipment 0.8%
Lumentum Holdings, Inc.*	52,015	3,318,557
Electronic Equipment, Instruments & Components 3.4%
Belden, Inc.	88,419	6,095,606
Cognex Corp.	51,244	2,664,175
IPG Photonics Corp.*	26,639	6,217,010

		14,976,791
Internet Software & Services 3.3%
2U, Inc.*	24,624	2,069,155
CoStar Group, Inc.*	24,647	8,938,974
Five9, Inc.*	32,208	959,476
GrubHub, Inc.*	22,021	2,234,471

		14,202,076
IT Services 6.0%
Broadridge Financial Solutions, Inc.	56,986	6,250,794
Global Payments, Inc.	47,391	5,285,044
MAXIMUS, Inc.	74,339	4,961,385
WEX, Inc.*	30,024	4,702,359
WNS Holdings Ltd. (ADR)*	106,682	4,835,895

		26,035,477

The accompanying notes are an integral part of the financial statements.

12	Deutsche Small Cap Growth Fund

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	94,448	6,035,227
Ambarella, Inc.* (a)	46,270	2,266,767
Applied Materials, Inc.	43,411	2,414,086
Cypress Semiconductor Corp.	135,238	2,293,637
Inphi Corp.* (a)	48,878	1,471,228

		14,480,945
Software 8.8%
Aspen Technology, Inc.*	124,213	9,799,163
Intuit, Inc.	21,634	3,750,254
Proofpoint, Inc.*	68,621	7,798,777
QAD, Inc. “A”	60,061	2,501,541
Take-Two Interactive Software, Inc.*	22,400	2,190,272
TiVo Corp.	152,606	2,067,811
Tyler Technologies, Inc.*	23,330	4,921,697
Varonis Systems, Inc.*	84,500	5,112,250

		38,141,765
Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer, Inc.*	87,504	1,487,568

Materials 4.6%
Chemicals 3.6%
KMG Chemicals, Inc.	95,285	5,712,336
Minerals Technologies, Inc.	70,967	4,751,241
Trinseo SA	68,567	5,077,386

		15,540,963
Construction Materials 1.0%
Eagle Materials, Inc.	43,066	4,437,951

Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	189,187	4,744,810
SBA Communications Corp.*	13,699	2,341,433
Urban Edge Properties	179,970	3,842,360

		10,928,603
Total Common Stocks (Cost $359,747,392)		428,981,190

Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $212,100)	2,121	367,718

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Growth Fund	13

	Shares	Value ($)

Securities Lending Collateral 5.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares,” 1.56% (c) (d) (Cost $21,827,685)	21,827,685	21,827,685

Cash Equivalents 1.7%
Deutsche Central Cash Management Government Fund, 1.64% (c) (Cost $7,477,695)	7,477,695	7,477,695

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $389,264,872)	105.3	458,654,288
Other Assets and Liabilities, Net	(5.3)	(23,171,464)

Net Assets	100.0	435,482,824

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 5.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares,” 1.56% (c) (d)
6,718,384	15,109,301	—	—	—	23,109	—	21,827,685	21,827,685
Cash Equivalents 1.7%
Deutsche Central Cash Management Government Fund, 1.64% (c)
18,495,559	48,598,240	59,616,104	—	—	61,241	—	7,477,695	7,477,695
25,213,943	63,707,541	59,616,104	—	—	84,350	—	29,305,380	29,305,380

*	Non-income producing security.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $22,088,752, which is 5.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.

ADR: American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

14	Deutsche Small Cap Growth Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$428,981,190	$—	$—	$428,981,190
Convertible Preferred Stock	—	—	367,718	367,718
Short-Term Investments (e)	29,305,380	—	—	29,305,380
Total	$458,286,570	$—	$367,718	$458,654,288

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Growth Fund	15

Statement of Assets and Liabilities

as of March 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $359,959,492) — including $22,088,752 of securities loaned	$429,348,908
Investment in Deutsche Government & Agency Securities Portfolio (cost $21,827,685)*	21,827,685
Investment in Deutsche Central Cash Management Government Fund (cost $7,477,695)	7,477,695
Cash	5,050
Foreign currency, at value (cost $80)	79
Receivable for investments sold	1,158,537
Receivable for Fund shares sold	94,606
Dividends receivable	53,185
Interest receivable	19,953
Other assets	32,244
Total assets	460,017,942

Liabilities
Payable upon return of securities loaned	21,827,685
Payable for investments purchased	1,983,778
Payable for Fund shares redeemed	410,592
Accrued Trustees’ fees	1,923
Other accrued expenses and payables	311,140
Total liabilities	24,535,118
Net assets, at value	$435,482,824

Net Assets Consist of
Net investment loss	(844,411)
Net unrealized appreciation (depreciation) on:
Investments	69,389,416
Foreign currency	(1)
Accumulated net realized gain (loss)	32,767,705
Paid-in capital	334,170,115
Net assets, at value	$435,482,824

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

16	Deutsche Small Cap Growth Fund

Statement of Assets and Liabilities as of March 31, 2018 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($181,384,632 ÷ 5,424,389 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$33.44
Maximum offering price per share (100 ÷ 94.25 of $33.44)	$35.48
Class C
Net Asset Value offering and redemption price per share ($12,645,511 ÷ 446,829 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$28.30
Class R
Net Asset Value offering and redemption price per share ($3,558,636 ÷ 108,364 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$32.84
Class R6
Net Asset Value offering and redemption price per share ($1,129,069 ÷ 33,437 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$33.77
Class S
Net Asset Value offering and redemption price per share ($225,703,246 ÷ 6,459,380 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$34.94
Institutional Class
Net Asset Value offering and redemption price per share ($11,061,730 ÷ 312,549 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$35.39

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Growth Fund	17

Statement of Operations

for the six months ended March 31, 2018 (Unaudited)

Investment Income

Income:
Dividends (net of foreign taxes withheld of $904)	$1,370,860
Income distributions — Deutsche Central Cash Management Government Fund	61,241
Securities lending income, net of borrower rebates	23,109
Total income	1,455,210
Expenses:
Management fee	1,462,256
Administration fee	224,962
Services to shareholders	446,669
Distribution and service fees	299,131
Custodian fee	7,704
Professional fees	47,218
Reports to shareholders	22,546
Registration fees	30,825
Trustees’ fees and expenses	13,676
Other	9,973
Total expenses before expense reductions	2,564,960
Expense reductions	(265,339)
Total expenses after expense reductions	2,299,621
Net investment income (loss)	(844,411)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	44,295,407
Foreign currency	12,854
Payments by affiliates (see Note G)	129
44,308,390
Change in net unrealized appreciation (depreciation) on:
Investments	(24,906,109)
Foreign currency	67
(24,906,042)
Net gain (loss)	19,402,348
Net increase (decrease) in net assets resulting from operations	$18,557,937

The accompanying notes are an integral part of the financial statements.

18	Deutsche Small Cap Growth Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Operations:
Net investment income (loss)	$(844,411)	$(607,048)
Net realized gain (loss)	44,308,390	10,151,319
Change in net unrealized appreciation (depreciation)	(24,906,042)	16,793,791
Net increase (decrease) in net assets resulting from operations	18,557,937	26,338,062
Distributions to shareholders from:
Net realized gains:
Class A	(7,948,390)	—
Class C	(679,711)	—
Class R	(156,890)	—
Class R6	(49,071)	—
Class S	(9,297,712)	—
Institutional Class	(448,250)	—
Total distributions	(18,580,024)	—
Fund share transactions:
Proceeds from shares sold	11,946,936	30,555,558
Reinvestment of distributions	17,929,706	—
Payments for shares redeemed	(51,293,133)	(70,487,874)
Redemption fees	—	3,767
Net assets acquired in tax-free reorganization*	—	331,342,722
Net increase (decrease) in net assets from Fund share transactions	(21,416,491)	291,414,173
Increase (decrease) in net assets	(21,438,578)	317,752,235
Net assets at beginning of period	456,921,402	139,169,167
Net assets at end of period (including net investment loss and undistributed net investment income $844,411 and $0 respectively)	$435,482,824	$456,921,402

*	On September 28, 2017, Deutsche Mid Cap Growth Fund was acquired by the Fund through a tax-free reorganization (See Note F).

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Growth Fund	19

Financial Highlights

	Six Months Ended 3/31/18		Years Ended September 30,
Class A	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$33.55		$27.77		$28.22	$30.49	$32.30	$24.37
Income (loss) from investment operations:
Net investment income (loss)[a]	(.08)		(.18)		(.17)	(.30)	(.29)	(.11)
Net realized and unrealized gain (loss)	1.43		5.96		1.34	1.54	1.48	8.04
Total from investment operations	1.35		5.78		1.17	1.24	1.19	7.93
Less distributions from:
Net realized gains	(1.46)		—		(1.62)	(3.51)	(3.00)	—
Redemption fees	—		.00	***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$33.44		$33.55		$27.77	$28.22	$30.49	$32.30
Total Return (%)[b]	4.08	c**	20.81	[c]	4.41 [c]	4.17	3.71 [c]	32.54

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	181		191		36	35	32	31
Ratio of expenses before expense reductions (%)	1.27	*	1.41		1.37	1.40	1.41	1.47
Ratio of expenses after expense reductions (%)	1.12	*	1.17		1.30	1.40	1.39	1.47
Ratio of net investment income (loss) (%)	(.47	)*	(.59)		(.64)	(.97)	(.92)	(.41)
Portfolio turnover rate (%)	23	**	32		50	58	72	74

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

20	Deutsche Small Cap Growth Fund

	Six Months Ended 3/31/18		Years Ended September 30,
Class C	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$28.72		$23.96		$24.74	$27.34	$29.47	$22.40
Income (loss) from investment operations:
Net investment income (loss)[a]	(.18)		(.34)		(.32)	(.46)	(.48)	(.29)
Net realized and unrealized gain (loss)	1.22		5.10		1.16	1.37	1.35	7.36
Total from investment operations	1.04		4.76		.84	.91	.87	7.07
Less distributions from:
Net realized gains	(1.46)		—		(1.62)	(3.51)	(3.00)	—
Redemption fees	—		.00	***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$28.30		$28.72		$23.96	$24.74	$27.34	$29.47
Total Return (%)[b]	3.64	c**	19.87	[c]	3.65 [c]	3.37	2.93 [c]	31.56

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		15		7	8	5	5
Ratio of expenses before expense reductions (%)	2.08	*	2.14		2.14	2.14	2.19	2.22
Ratio of expenses after expense reductions (%)	1.91	*	1.92		2.05	2.14	2.14	2.22
Ratio of net investment income (loss) (%)	(1.27	)*	(1.33)		(1.39)	(1.70)	(1.67)	(1.16)
Portfolio turnover rate (%)	23	**	32		50	58	72	74

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Small Cap Growth Fund	21

	Six Months Ended 3/31/18		Years Ended September 30,
Class R	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$33.03		$27.41		$27.94	$30.30	$32.18	$24.33
Income (loss) from investment operations:
Net investment income (loss)[a]	(.13)		(.25)		(.23)	(.39)	(.37)	(.25)
Net realized and unrealized gain (loss)	1.40		5.87		1.32	1.54	1.49	8.10
Total from investment operations	1.27		5.62		1.09	1.15	1.12	7.85
Less distributions from:
Net realized gains	(1.46)		—		(1.62)	(3.51)	(3.00)	—
Redemption fees	—		.00	***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$32.84		$33.03		$27.41	$27.94	$30.30	$32.18
Total Return (%)	3.90	b**	20.50	[b]	4.15 [b]	3.87	3.50	32.26	[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		4		4	3	1	.115
Ratio of expenses before expense reductions (%)	1.59	*	1.73		1.69	1.71	1.63	1.81
Ratio of expenses after expense reductions (%)	1.43	*	1.42		1.55	1.71	1.63	1.73
Ratio of net investment income (loss) (%)	(.78	)*	(.83)		(.89)	(1.28)	(1.18)	(.88)
Portfolio turnover rate (%)	23	**	32		50	58	72	74

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

22	Deutsche Small Cap Growth Fund

	Six Months Ended 3/31/18		Years Ended September 30,				Period Ended 9/30/14[a]
Class R6	(Unaudited)		2017		2016	2015

Selected Per Share Data
Net asset value, beginning of period	$33.82		$27.94		$28.29	$30.50	$31.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)		(.10)		(.07)	(.25)	(.02)
Net realized and unrealized gain (loss)	1.45		5.98		1.34	1.55	(1.27)
Total from investment operations	1.41		5.88		1.27	1.30	(1.29)
Less distributions from:
Net realized gains	(1.46)		—		(1.62)	(3.51)	—
Redemption fees	—		.00	***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$33.77		$33.82		$27.94	$28.29	$30.50
Total Return (%)	4.20	**	21.05	[c]	4.77 [c]	4.37 [c]	(4.06	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,129		1,144		923	10	10
Ratio of expenses before expense reductions (%)	.86	*	.98		.96	1.36	1.02	*
Ratio of expenses after expense reductions (%)	.86	*	.92		.94	1.22	1.02	*
Ratio of net investment income (loss) (%)	(.22	)*	(.33)		(.25)	(.79)	(.60	)*
Portfolio turnover rate (%)	23	**	32		50	58	72	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2014

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Small Cap Growth Fund	23

	Six Months Ended 3/31/18		Years Ended September 30,
Class S	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$34.96		$28.87		$29.20	$31.36	$33.06	$24.88
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)		(.10)		(.11)	(.23)	(.22)	(.05)
Net realized and unrealized gain (loss)	1.48		6.19		1.40	1.58	1.52	8.23
Total from investment operations	1.44		6.09		1.29	1.35	1.30	8.18
Less distributions from:
Net realized gains	(1.46)		—		(1.62)	(3.51)	(3.00)	—
Redemption fees	—		.00	***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$34.94		$34.96		$28.87	$29.20	$31.36	$33.06
Total Return (%)	4.17	b**	21.09	[b]	4.68 [b]	4.43	3.98 [b]	32.88	[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	226		228		79	103	78	72
Ratio of expenses before expense reductions (%)	.99	*	1.14		1.16	1.15	1.16	1.23
Ratio of expenses after expense reductions (%)	.89	*	.92		1.06	1.15	1.14	1.23
Ratio of net investment income (loss) (%)	(.24	)*	(.33)		(.40)	(.72)	(.67)	(.16)
Portfolio turnover rate (%)	23	**	32		50	58	72	74

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

24	Deutsche Small Cap Growth Fund

	Six Months Ended 3/31/18		Years Ended September 30,
Institutional Class	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$35.39		$29.23		$29.53	$31.66	$33.33	$25.04
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)		(.10)		(.09)	(.20)	(.21)	.13
Net realized and unrealized gain (loss)	1.51		6.26		1.41	1.58	1.54	8.16
Total from investment operations	1.46		6.16		1.32	1.38	1.33	8.29
Less distributions from:
Net realized gains	(1.46)		—		(1.62)	(3.51)	(3.00)	—
Redemption fees	—		.00	***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$35.39		$35.39		$29.23	$29.53	$31.66	$33.33
Total Return (%)	4.18	b**	21.07	[b]	4.73 [b]	4.52	4.01	33.11

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		18		11	2	1	1
Ratio of expenses before expense reductions (%)	.93	*	1.02		.99	1.08	1.11	1.03
Ratio of expenses after expense reductions (%)	.90	*	.92		.96	1.08	1.11	1.03
Ratio of net investment income (loss) (%)	(.28	)*	(.33)		(.32)	(.64)	(.64)	.49
Portfolio turnover rate (%)	23	**	32		50	58	72	74

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Small Cap Growth Fund	25

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Small Cap Growth Fund (the “Fund”) is a diversified series of Deutsche Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2

26	Deutsche Small Cap Growth Fund

includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The

Deutsche Small Cap Growth Fund	27

Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of March 31, 2018, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of March 31, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2018, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. Due to the increased market values of securities on loan on March 31, 2018, the value of the related collateral was less than the value of securities on loan at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2017, the aggregate cost of investments for federal income tax purposes was $377,433,118. The net unrealized appreciation for all investments based on tax cost was $92,939,309. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $100,006,205 and aggregate

28	Deutsche Small Cap Growth Fund

gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $7,066,896.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Deutsche Small Cap Growth Fund	29

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended March 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $102,207,421 and $137,378,861, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.65%
Next $1.0 billion of such net assets	.60%
Next $2.5 billion of such net assets	.55%
Next $2.5 billion of such net assets	.54%
Next $2.5 billion of such net assets	.53%
Next $2.5 billion of such net assets	.52%
Over $11.5 billion of such net assets	.51%

Accordingly, for the six months ended March 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

For the period from October 1, 2017 through January 31, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse

30	Deutsche Small Cap Growth Fund

certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.17%
Class C	1.92%
Class R	1.42%
Class R6	.92%
Class S	.92%
Institutional Class	.92%

Effective February 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.21%
Class C	1.96%
Class R	1.46%
Class R6	0.95%
Class S	0.95%
Institutional Class	0.95%

For the six months ended March 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$141,780
Class C	11,309
Class R	2,837
Class S	107,430
Institutional Class	1,983
$265,339

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2018, the Administration Fee was $224,962, of which $37,579 is unpaid.

Deutsche Small Cap Growth Fund	31

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2018
Class A	$70,338	$17,202
Class C	3,994	1,018
Class R	273	100
Class R6	94	30
Class S	93,992	25,600
Institutional Class	442	127
	$169,133	$44,077

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2018
Class C	$51,123	$8,197
Class R	4,614	780
	$55,737	$8,977

32	Deutsche Small Cap Growth Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2018	Annualized Rate
Class A	$221,835	$74,289	.24%
Class C	16,946	5,341	.25%
Class R	4,613	1,444	.25%
	$243,394	$81,074

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2018 aggregated $3,780.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2018, the CDSC for the Fund’s Class C shares was $134. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2018, DDI received $42 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,204, of which $7,420 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in

Deutsche Small Cap Growth Fund	33

which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	113,230	$3,846,547	181,345	$5,419,955
Class C	13,906	403,017	23,177	591,895
Class R	2,964	98,825	20,255	593,408
Class R6	3,423	117,233	11,466	350,040
Class S	176,169	6,262,507	496,557	15,582,863
Institutional Class	34,074	1,218,807	250,080	8,017,397
		$11,946,936		$30,555,558

34	Deutsche Small Cap Growth Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	229,917	$7,578,062	—	$—
Class C	23,691	662,399	—	—
Class R	4,842	156,890	—	—
Class R6	1,475	49,071	—	—
Class S	262,494	9,035,034	—	—
Institutional Class	12,855	448,250	—	—
		$17,929,706		$—

Shares redeemed
Class A	(622,942)	(21,187,605)	(694,210)	$(20,740,622)
Class C	(98,112)	(2,836,257)	(104,171)	(2,681,158)
Class R	(14,306)	(477,045)	(51,019)	(1,523,989)
Class R6	(5,270)	(186,732)	(10,710)	(323,784)
Class S	(491,108)	(17,406,086)	(1,255,968)	(39,553,543)
Institutional Class	(254,302)	(9,199,408)	(174,577)	(5,664,778)
		$(51,293,133)		$(70,487,874)

Redemption fees		—		$3,767

Shares issued in tax-free reorganization*
Class A	—	—	4,912,420	$163,979,750
Class C	—	—	276,850	7,912,595
Class S	—	—	4,518,222	157,143,190
Institutional Class	—	—	65,526	2,307,187
		—		$331,342,722

Net increase (decrease)
Class A	(279,795)	$(9,762,996)	4,399,555	$148,659,106
Class C	(60,515)	(1,770,841)	195,856	5,823,341
Class R	(6,500)	(221,330)	(30,764)	(930,581)
Class R6	(372)	(20,428)	756	26,256
Class S	(52,445)	(2,108,545)	3,758,811	133,174,095
Institutional Class	(207,373)	(7,532,351)	141,029	4,661,956
		$(21,416,491)		$291,414,173

*	On September 28, 2017, Deutsche Mid Cap Growth Fund was acquired by the Fund through a tax-free reorganization (See Note F).

Deutsche Small Cap Growth Fund	35

F. Acquisition of Assets

On September 28, 2017, the Fund acquired all of the net assets of Deutsche Mid Cap Growth Fund pursuant to a plan of reorganization approved by the Board of Trustees in July 2017. The acquisition was accomplished by a tax-free exchange of 10,855,062 Class A shares, 644,749 Class C shares, 9,922,570 Class S shares and 142,560 Institutional Class shares of Deutsche Mid Cap Growth Fund for 4,912,420 Class A shares, 276,850 Class C shares, 4,518,222 Class S shares and 65,526 Institutional Class shares of the Fund, respectively, outstanding on September 28, 2017. Deutsche Mid Cap Growth Fund’s net assets at that date, $331,342,722 including $56,444,753 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $125,488,895. The combined net assets of the Fund immediately following the acquisition were $456,831,617.

The financial statements reflect the operations of the Funds for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Assuming the acquisition having been completed on October 1, 2016, the Fund’s pro forma results of operations for the year ended September 30, 2017 are as follows:

Net investment income	$(953,583)
Net gain (loss) on investments	$86,404,796
Net increase (decrease) in net assets resulting from operations	$85,451,213

Because the combined investment portfolio has been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Deutsche Mid Cap Growth Fund that have been included in the Fund’s Statement of Operations since September 28, 2017.

G. Payments by Affiliates

During the six months ended March 31, 2018, the Advisor agreed to reimburse the Fund $129 for losses incurred on a trade executed incorrectly. The amount reimbursed was less than .01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

H. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Small Cap Growth Fund will be renamed DWS Small Cap Growth Fund.

36	Deutsche Small Cap Growth Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, Class C, Class R, Class S and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2017 to March 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche Small Cap Growth Fund	37

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,040.80	$1,036.40	$1,039.00	$1,042.00	$1,041.70	$1,041.80
Expenses Paid per $1,000*	$5.70	$9.70	$7.27	$4.38	$4.53	$4.58

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,019.35	$1,015.41	$1,017.80	$1,020.64	$1,020.49	$1,020.44
Expenses Paid per $1,000*	$5.64	$9.60	$7.19	$4.33	$4.48	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Small Cap Growth Fund	1.12%	1.91%	1.43%	.86%	.89%	.90%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

38	Deutsche Small Cap Growth Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Small Cap Growth Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

Deutsche Small Cap Growth Fund	39

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

40	Deutsche Small Cap Growth Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, in connection with the merger of Deutsche Mid Cap Growth Fund into the Fund, DIMA agreed to implement new management fee breakpoints effective on or about September 28, 2017. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

Deutsche Small Cap Growth Fund	41

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s revised investment management fee schedule taking effect on or about September 28, 2017 includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

42	Deutsche Small Cap Growth Fund

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Small Cap Growth Fund	43

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

44	Deutsche Small Cap Growth Fund

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SSDAX	SSDCX	SSDSX	SSDIX
CUSIP Number	25157M 885	25157M 703	25157M 604	25157M 505
Fund Number	471	771	2314	1471

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SSDGX	SSDZX
CUSIP Number	25157M 638	25157M 596
Fund Number	1571	1614

Deutsche Small Cap Growth Fund	45

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

46	Deutsche Small Cap Growth Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes — information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

Deutsche Small Cap Growth Fund	47

DSCGF-3

(R-027150-7 5/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	5/30/2018